Note 22 - Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2012	2013	2014	2014
Accounts receivable	-	¥171,909	¥446,857	$4,339
Accounts payable	-	1,578,969	1,822,997	17,702
Revenues	¥895,189	880,079	2,370,954	23,023
Costs	14,225,717	14,966,177	15,579,173	151,283